Short-term and other benefits - Summary of Provision for Profit Sharing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term employee benefits expense [abstract]
Opening balance	$ 35	$ 34
Discontinued operations	(21)
Enrollments	200	29
Revision of provisions	(2)	(7)
Separations in the period	(71)	(16)
Cumulative translation adjustment	(1)	(5)
Closing balance	140	35
Current	98	$ 35
Non-current	$ 42